PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets:
Short-term investments	¥ 143,221	$ 20,172	¥ 235,429
Liabilities
Put right liabilities	98,110	$ 13,819	88,687
Fair Value, Recurring
Assets:
Short-term investments	143,221		235,429
Liabilities
Put right liabilities	98,110		88,687
Fair Value, Recurring | Level 3
Assets:
Short-term investments	143,221		235,429
Liabilities
Put right liabilities	¥ 98,110		¥ 88,687